SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Settlement agreements relating to the aborted Agreement and Plan of Merger			$ 2,727
Other			2
Total other income			$ 2,729